ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) property land	Dec. 31, 2021 CAD ($) property land	Dec. 31, 2020 CAD ($)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Number of income producing properties classified as held for sale | property	2
Assets held for sale | $	$ 41,182	$ 64,612	$ 0
Number of income producing properties | property		2
Number of pieces of land | land		1
Number of income producing properties, disposed | property	2	3
Number of pieces of land, disposed | land	1
Gross proceeds | $	$ 66,021	$ 36,800
Broker commissions, legal and advisory costs | $	$ 700	$ 800